Major customers representing at least 10% of net sales (Detail) (Net revenue, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Samsung
Receivables From Major Customers [Line Items]
Revenue major customer	$ 30,065	$ 36,037	$ 98,368
Major customers percentage of net sales	10.00%	16.00%	35.00%
SK Hynix
Receivables From Major Customers [Line Items]
Revenue major customer	$ 107,227	$ 67,977		[1]
Major customers percentage of net sales	37.00%	30.00%		[1]

[1]	Less than 10%